Schedule of long-term investments (Details) - CAD ($) $ in Thousands	12 Months Ended
	Jul. 31, 2019	Jul. 31, 2018
Disclosure Of Long Term Investment [Line Items]
Long-term investments, ending balance	$ 14,277
Fair value
Disclosure Of Long Term Investment [Line Items]
Long-term investments, beginning balance	100
Investment	17,462
Divesture/Transfer	2,755
Subtotal	14,807
Change in fair value	(530)
Long-term investments, ending balance	14,277	$ 100
Cost
Disclosure Of Long Term Investment [Line Items]
Long-term investments, beginning balance	0
Long-term investments, ending balance		0
Fire & Flower Inc. common shares | Level 1 Investments | Fair value
Disclosure Of Long Term Investment [Line Items]
Long-term investments, beginning balance	0
Investment	2,970
Divesture/Transfer	(2,493)
Subtotal	477
Change in fair value	(477)
Long-term investments, ending balance	0	0
Fire & Flower Inc. common shares | Level 1 Investments | Cost
Disclosure Of Long Term Investment [Line Items]
Long-term investments, beginning balance	0
Long-term investments, ending balance		0
Fire & Flower Inc. common share purchase warrants | Level 1 Investments | Fair value
Disclosure Of Long Term Investment [Line Items]
Long-term investments, beginning balance	0
Investment	505
Divesture/Transfer	(262)
Subtotal	243
Change in fair value	(243)
Long-term investments, ending balance	0	0
Fire & Flower Inc. common share purchase warrants | Level 1 Investments | Cost
Disclosure Of Long Term Investment [Line Items]
Long-term investments, beginning balance	0
Long-term investments, ending balance		0
Inner Spirit common shares | Level 1 Investments | Fair value
Disclosure Of Long Term Investment [Line Items]
Long-term investments, beginning balance	0
Investment	2,850
Divesture/Transfer	0
Subtotal	2,850
Change in fair value	150
Long-term investments, ending balance	3,000	0
Inner Spirit common shares | Level 1 Investments | Cost
Disclosure Of Long Term Investment [Line Items]
Long-term investments, beginning balance	0
Long-term investments, ending balance		0
Inner Spirit common share purchase warrants | Level 2 Investments | Fair value
Disclosure Of Long Term Investment [Line Items]
Long-term investments, beginning balance	0
Investment	414
Divesture/Transfer	0
Subtotal	414
Change in fair value	(11)
Long-term investments, ending balance	403	0
Inner Spirit common share purchase warrants | Level 2 Investments | Cost
Disclosure Of Long Term Investment [Line Items]
Long-term investments, beginning balance	0
Long-term investments, ending balance		0
Greentank Technologies | Level 3 Investments | Fair value
Disclosure Of Long Term Investment [Line Items]
Long-term investments, beginning balance	0
Investment	6,723
Divesture/Transfer	0
Subtotal	6,723
Change in fair value	(149)
Long-term investments, ending balance	6,574	0
Greentank Technologies | Level 3 Investments | Cost
Disclosure Of Long Term Investment [Line Items]
Long-term investments, beginning balance	0
Long-term investments, ending balance		0
Neal Brothers Inc. | Level 3 Investments | Fair value
Disclosure Of Long Term Investment [Line Items]
Long-term investments, beginning balance	0
Investment	4,000
Divesture/Transfer	0
Subtotal	4,000
Change in fair value	0
Long-term investments, ending balance	4,000	0
Neal Brothers Inc. | Level 3 Investments | Cost
Disclosure Of Long Term Investment [Line Items]
Long-term investments, beginning balance	0
Long-term investments, ending balance		0
Segra International Corp
Disclosure Of Long Term Investment [Line Items]
Change in fair value	200
Segra International Corp | Level 3 Investments | Fair value
Disclosure Of Long Term Investment [Line Items]
Long-term investments, beginning balance	100
Investment	0
Divesture/Transfer	0
Subtotal	100
Change in fair value	200
Long-term investments, ending balance	300	100
Segra International Corp | Level 3 Investments | Cost
Disclosure Of Long Term Investment [Line Items]
Long-term investments, beginning balance	$ 0
Long-term investments, ending balance		$ 0